Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Liabilities [Abstract]
Accrued interest payable	$ 10,779	$ 8,056
Net current tax payable	0	152
Net deferred tax payable	0	7,166
Accrued expenses	5,090	5,259
Total accrued expenses and other liabilities	$ 15,869	$ 20,633